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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2010 through May 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Opportunity Fund

--------------------------------------------------------------------------------
Semiannual Report | May 31, 2011
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PEOFX
Class B   PEOBX
Class C   PEOCX



[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               13
Schedule of Investments                       15
Financial Statements                          23
Notes to Financial Statements                 30
Trustees, Officers and Service Providers      37


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     1

President's Letter

Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     3

Portfolio Management Discussion | 5/31/11

Pioneer Equity Opportunity Fund produced solid results over the six months ended May 31, 2011, basically performing in line with its benchmark, the Russell 2500 Index and outperforming the funds in its Lipper peer group. In the following pages, Timothy Horan, vice president and portfolio manager at Pioneer, reviews the six-month period ended May 31, 2011, and describes some of the investment decisions that drove the Fund's performance. Mr. Horan is responsible for the day-to-day management of the Fund.

Q Could you describe the investment background over the six-month period ended May 31, 2011?

A Equity markets performed well in the first half of the six-month period, only to stumble in subsequent months as market participants began to question the economic outlook. Stocks actually outperformed the economy over the six months ended May 31, 2011, in spite of such headwinds as Japan's natural disasters, Europe's sovereign debt uncertainty and disappointing reports on leading U.S. economic indicators. Much of the first quarter's growth came from inventory buildup, which is a possible concern going forward if corporate sales do not reduce inventories in the coming months.

Q  How did the Fund perform over the six months ended May 31, 2011?

A Pioneer Equity Opportunity Fund's Class A shares returned 18.84% at net asset value over the six months ended May 31, 2011, while the Fund's benchmark, the Russell 2500 Index (the Russell Index), returned 18.88%. Over the same period, the average return of the 848 Funds in Lipper's Multi Cap Core category was 14.79%.

Q Which of your strategies or holdings had beneficial effects on the Fund's performance during the six months ended May 31, 2011?

A The Fund's performance results were especially strong among holdings in health care, led by Abiomed, which makes cardiac assist devices for use in emergency rooms. The company's Impella, a tiny pump that keeps blood flowing and stabilizes the heart during surgical procedures, has gained wide acceptance. Amarin also rose on prospects for a new drug that would lower LDL, the so-called "bad" cholesterol, along with triglycerides, something conventional cholesterol treatments cannot do. Sales of the new formulation appear to hold great potential. Shares of Cubist, whose Cubicin drug targets hospital-based infections, reached new highs during the six-month period. Cubist had been involved in a patent dispute with Teva Pharmaceutical, which sought to develop a generic version of Cubicin. Cubist's shares rose


4    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11
   following a settlement with Teva that gave Cubicin exclusivity for the next several years. In industrials, we sold the Fund's position in KBR as the stock attained our price target. KBR is an engineering construction firm that also provides engineering and construction services for infrastructure projects as well as logistical and infrastructure support for U.S. armed forces overseas.

   Cooper Tire & Rubber reported good earnings during the six months ended May 31, 2011, thanks to price increases made possible as global demand outstripped supply; we sold a portion of the Fund's position. The stock price of Nuance Software, makers of Dragon speech-recognition software, rose as uses proliferated for the company's speech technology, notably in hospital settings for medical dictation and other applications. In industrials, SPX, which makes transformers and other electrical infrastructure as well as products that serve a variety of other industries, moved higher. Companies like SPX typically have done well in a maturing economic cycle.

   The Fund outperformed the Russell Index in the financials sector, an area that we have underweighted in the Fund's portfolio for some time. Most banks are not showing loan growth and several are still shaking off the effects of the financial crisis. Our preference is to identify and invest the Fund in unusual financial companies with special niche businesses. For example, pawnshop operator and payday lender First Cash Financial was a strong contributor to the Fund's performance during the six-month period, as the ranks of consumers who do not use banks have been expanding quickly. In addition to its pawn operations, First Cash offers short-term loans of up to $1,000.00, a valuable service for that expanding tier of customers. The company has a strong presence in Mexico, where pawning is more common. New York City-based Signature Bank, another Fund holding, has done well in a difficult banking climate, thanks to careful loan underwriting. Signature has built its business by hiring talented bankers from other institutions who then bring their clients along with them.

Q Which stock selections or strategies hurt the Fund's results over the six months ended May 31, 2011?

A Information technology was the Fund's weakest sector during the period. The Fund's worst performer in the sector was Entropic, which makes chips for DVRs or satellite television systems that enable viewers to record and watch content in several rooms, using only one "host" set-top box. Competition from Broadcom has unsettled investors. We continue to hold Entropic in the Fund based on its superior technology and expectations that upcoming product advances will help the stock's performance.

   Compuware, whose main business is providing operating software for mainframe computers, suffered during the six-month period as two large contracts were delayed for a full calendar quarter. Lack of a budget prevented the company's execution of a U.S. government contract, while a large


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     5
   financial company also held back business pending clarification of new regulations. We expect the contracts, eventually, to come in, and continue to maintain the Fund's position in Compuware. We sold the Fund's stake in chipmaker Marvell Technology during the period. Marvell's biggest customer, Research in Motion, has been experiencing a downdraft because its BlackBerry devices have not been able to compete with smart phones from Apple or Google's Android system. The Fund holds a position in Google, while Apple and Research in Motion are not in the Fund's portfolio.

   The Fund's performance results in consumer staples were mixed. The Fund benefited from not owning the weakest performers in the sector, such as food and supermarket companies. Performance results trailed the Russell Index in the sector, however, chiefly due to weak results from Constellation Brands. Constellation, which wholesales wine and spirits through distributors, has been in turnaround mode for some time. We sold the Fund's position due to uncertainty about upcoming contract renewals and the impact of the company's latest restructuring.

   Cimarex, an oil and gas exploration company, also disappointed during the six months ended May 31, 2011.

Q What is your outlook for upcoming quarters and how have you positioned the Fund?

A Our talks with corporate executives reveal a more optimistic outlook than the leading economic indicators seem to be forecasting. Managements do not seem to be anticipating a squeeze on margins, and companies have thus far been able to pass along increased costs. However, the Federal Reserve Board's stimulus efforts are winding down, and the nation's budgetary difficulties pose a real threat. Other negatives include stubborn unemployment and a stagnant housing industry.

   We never want the economy to drive our decisions, preferring to follow a stock-by-stock investment approach. Right now, we are being somewhat more defensive in our choices for the Fund's portfolio. For example, we have trimmed the Fund's exposure to biotechnology and added to existing holdings like Sara Lee and Philip Morris International. Our goal is to find companies with good returns on equity that have been demonstrating reasonable growth -- or are in a turnaround phase -- and that have the potential to withstand a pause in the economy.

Please refer to the Schedule of Investments on pages 15-22 for a full listing of Fund securities.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or


6    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11
industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     7

Portfolio Summary | 5/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       96.1%
Temporary Cash Investments                                3.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Health Care                                              18.6%
Information Technology                                   16.1%
Consumer  Discretionary                                  14.9%
Financials                                               13.7%
Industrials                                              12.5%
Materials                                                 6.5%
Energy                                                    6.4%
Consumer Staples                                          4.8%
Utilities                                                 3.5%
Telecommunication Services                                3.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity securities)*


 1.    Abiomed, Inc.                        2.32%
 2.    SPX Corp.                            2.25
 3.    NII Holdings, Inc.                   2.00
 4.    Nuance Communications, Inc.          1.82
 5.    Estee Lauder Co.                     1.76
 6.    Cooper Tire & Rubber Co.             1.72
 7.    Amazon.com, Inc.                     1.71
 8.    Compuware Corp.                      1.70
 9.    TD Ameritrade Holdings Corp.         1.69
10.    ASM Lithography Holdings NV          1.69


* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Prices and Distributions | 5/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------
   Class         5/31/11          11/30/10
--------------------------------------------
     A           $ 13.06           $ 10.99
--------------------------------------------
     B           $ 12.42           $ 10.50
--------------------------------------------
     C           $ 12.44           $ 10.52
--------------------------------------------


Distributions per Share: 12/1/10-5/31/11
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                   Net
                Investment        Short-Term        Long-Term
    Class        Income         Capital Gains     Capital Gains
-----------------------------------------------------------------
      A           $ --            $ --              $ --
-----------------------------------------------------------------
      B           $ --            $ --              $ --
-----------------------------------------------------------------
      C           $ --            $ --              $ --
-----------------------------------------------------------------

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     9

Performance Update | 5/31/11                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2011)
---------------------------------------------------------------
                             Net Asset       Public Offering
Period                       Value (NAV)     Price (POP)
---------------------------------------------------------------
Life-of-Class
(12/1/04)                     6.60%           5.63%
5 Years                       5.58            4.34
1 Year                       32.72           25.10
---------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2011)
---------------------------------------------------------------
                             Gross           Net
---------------------------------------------------------------
                              2.09%           1.25%
---------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                             Pioneer
                             Equity
                           Opportunity       Russell 2500
                              Fund               Index
12/31/2004                    $9,425           $10,000
5/31/2005                     $9,292            $9,810
5/31/2006                    $10,607           $11,488
5/31/2007                    $14,077           $13,897
5/31/2008                    $12,689           $12,737
5/31/2009                     $8,344            $8,476
5/31/2010                    $10,486           $11,449
5/31/2011                    $13,918           $15,142


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Performance Update | 5/31/11                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2011)
---------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
---------------------------------------------------------------
Life-of-Class
(12/1/04)                     5.68%           5.68%
5 Years                       4.64            4.64
1 Year                       31.43           27.43
---------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2011)
---------------------------------------------------------------
                             Gross           Net
---------------------------------------------------------------
                              2.97%           2.15%
---------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                             Pioneer
                             Equity
                           Opportunity       Russell 2500
                              Fund               Index
12/31/2004                   $10,000           $10,000
5/31/2005                     $9,834            $9,810
5/31/2006                    $11,132           $11,488
5/31/2007                    $14,645           $13,897
5/31/2008                    $13,075           $12,737
5/31/2009                     $8,524            $8,476
5/31/2010                    $10,627           $11,449
5/31/2011                    $13,967           $15,142


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     11

Performance Update | 5/31/11                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2011)
---------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
---------------------------------------------------------------
Life-of-Class
(12/1/04)                     5.70%           5.70%
5 Years                       4.67            4.67
1 Year                       31.50           31.50
---------------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2011)
---------------------------------------------------------------
                             Gross           Net
---------------------------------------------------------------
                              2.84%           2.15%
---------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                             Pioneer
                             Equity
                           Opportunity       Russell 2500
                              Fund               Index
12/31/2004                   $10,000           $10,000
5/31/2005                     $9,824            $9,810
5/31/2006                    $11,132           $11,488
5/31/2007                    $14,656           $13,897
5/31/2008                    $13,085           $12,737
5/31/2009                     $8,535            $8,476
5/31/2010                    $10,637           $11,449
5/31/2011                    $13,988           $15,142


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from December 1, 2010, through May 31, 2011.

--------------------------------------------------------------------------------
Share Class                           A                B                C
--------------------------------------------------------------------------------
Beginning Account Value           $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/10
--------------------------------------------------------------------------------
Ending Account Value              $ 1,188.40       $ 1,182.90       $ 1,182.50
(after expenses)
on 5/31/11
--------------------------------------------------------------------------------
Expenses Paid During Period*      $     6.82       $    11.70       $    11.70
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2010, through May 31, 2011.


--------------------------------------------------------------------------------
Share Class                           A                B                C
--------------------------------------------------------------------------------
Beginning Account Value           $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/10
--------------------------------------------------------------------------------
Ending Account Value              $ 1,018.70       $ 1,014.21       $ 1,014.21
(after expenses)
on 5/31/11
--------------------------------------------------------------------------------
Expenses Paid During Period*      $     6.29       $    10.80       $    10.80
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Schedule of Investments | 5/31/11 (unaudited)


--------------------------------------------------------------------------
 Shares                                                          Value
--------------------------------------------------------------------------
            COMMON STOCKS -- 99.1%
            ENERGY -- 6.4%
            Integrated Oil & Gas -- 1.6%
  3,200     ConocoPhillips, Inc.                               $   234,304
  2,400     Occidental Petroleum Corp.                             258,840
                                                               -----------
                                                               $   493,144
--------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 0.7%
  4,040     Cameron International Corp.*                       $   192,546
--------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 4.1%
  4,770     Cabot Oil & Gas Corp.                              $   280,238
  2,600     Cimarex Energy Co.                                     249,418
  5,290     EQT Corp.                                              286,612
  9,670     Southwestern Energy Co.*                               423,256
                                                               -----------
                                                               $ 1,239,524
                                                               -----------
            Total Energy                                       $ 1,925,214
--------------------------------------------------------------------------
            MATERIALS -- 6.5%
            Diversified Chemical -- 1.0%
  7,250     Cabot Corp.                                        $   306,168
--------------------------------------------------------------------------
            Diversified Metals & Mining -- 0.8%
  4,500     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   232,380
--------------------------------------------------------------------------
            Metal & Glass Containers -- 3.0%
 12,400     Crown Holdings, Inc.*                              $   503,564
 12,500     Owens-Illinois, Inc.*                                  401,500
                                                               -----------
                                                               $   905,064
--------------------------------------------------------------------------
            Paper Packaging -- 1.7%
  7,260     Packaging Corp. of America                         $   211,266
 11,700     Sealed Air Corp.*                                      300,456
                                                               -----------
                                                               $   511,722
                                                               -----------
            Total Materials                                    $ 1,955,334
--------------------------------------------------------------------------
            CAPITAL GOODS -- 10.4%
            Aerospace & Defense -- 1.1%
 15,010     Textron, Inc. (b)                                  $   343,429
--------------------------------------------------------------------------
            Construction & Engineering -- 0.6%
  5,900     Aecom Technology Corp.*                            $   169,153
--------------------------------------------------------------------------
            Electrical Component & Equipment -- 0.5%
  3,397     AMETEK, Inc.                                       $   147,736
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     15

----------------------------------------------------------------------
 Shares                                                      Value
----------------------------------------------------------------------
            Industrial Machinery -- 8.2%
  6,470     Crane Co.                                      $   318,259
  7,970     Danaher Corp.                                      434,604
  4,080     Gardner Denver, Inc.                               341,822
  7,040     Ingersoll-Rand Plc                                 351,296
  6,070     Snap-On, Inc.                                      366,142
  8,120     SPX Corp.                                          673,229
                                                           -----------
                                                           $ 2,485,352
                                                           -----------
            Total Capital Goods                            $ 3,145,670
----------------------------------------------------------------------
            TRANSPORTATION -- 2.0%
            Air Freight & Couriers -- 0.9%
  4,350     Atlas Air Worldwide Holdings, Inc.*            $   275,312
----------------------------------------------------------------------
            Airlines -- 1.1%
  7,000     Allegiant Travel Co.*                          $   319,270
                                                           -----------
            Total Transportation                           $   594,582
----------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 4.6%
            Auto Parts & Equipment -- 1.6%
  5,600     Lear Corp.                                     $   284,592
  4,140     Magna International, Inc.                          200,790
                                                           -----------
                                                           $   485,382
----------------------------------------------------------------------
            Automobile Manufacturers -- 0.5%
 10,600     Ford Motor Corp.*                              $   158,152
----------------------------------------------------------------------
            Motorcycle Manufacturers -- 0.8%
  6,110     Harley-Davidson, Inc.                          $   227,048
----------------------------------------------------------------------
            Tires & Rubber -- 1.7%
 21,350     Cooper Tire & Rubber Co.                       $   515,816
                                                           -----------
            Total Automobiles & Components                 $ 1,386,398
----------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 4.1%
            Apparel, Accessories & Luxury Goods -- 0.9%
  9,450     Hanesbrands, Inc.*                             $   286,430
----------------------------------------------------------------------
            Footwear -- 1.1%
 14,700     Crocs, Inc.*                                   $   334,131
----------------------------------------------------------------------
            Homebuilding -- 1.3%
 17,420     Toll Brothers, Inc.*                           $   378,885
----------------------------------------------------------------------
            Leisure Products -- 0.8%
 11,580     Brunswick Corp. (b)                            $   251,054
                                                           -----------
            Total Consumer Durables & Apparel              $ 1,250,500
----------------------------------------------------------------------
            CONSUMER SERVICES -- 3.6%
            Hotels, Resorts & Cruise Lines -- 2.2%
  5,660     Starwood Hotels & Resorts, Inc.                $   345,147
  8,690     Wyndham Worldwide Corp.                            302,499
                                                           -----------
                                                           $   647,646
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

--------------------------------------------------------------------
 Shares                                                    Value
--------------------------------------------------------------------
            Restaurants -- 1.4%
    800     Chipotle Mexican Grill, Inc.*                $   231,256
  5,540     Starbucks Corp.                                  203,817
                                                         -----------
                                                         $   435,073
--------------------------------------------------------------------
            Total Consumer Services                      $ 1,082,719
--------------------------------------------------------------------
            RETAILING -- 2.4%
            Internet Retail -- 1.7%
  2,600     Amazon.com, Inc.*                            $   511,394
--------------------------------------------------------------------
            Specialty Stores -- 0.7%
 12,200     Staples, Inc.                                $   205,204
                                                         -----------
            Total Retailing                              $   716,598
--------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 3.0%
            Packaged Foods & Meats -- 2.2%
  8,790     McCormick & Co, Inc.                         $   441,170
 12,100     Sara Lee Corp.                                   236,555
                                                         -----------
                                                         $   677,725
--------------------------------------------------------------------
            Tobacco -- 0.8%
  8,400     Altria Group, Inc.                           $   235,704
                                                         -----------
            Total Food, Beverage & Tobacco               $   913,429
--------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
            Personal Products -- 1.7%
  5,150     Estee Lauder Co.                             $   527,927
                                                         -----------
            Total Household & Personal Products          $   527,927
--------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 10.5%
            Health Care Distributors -- 1.6%
 10,500     Cardinal Health, Inc.                        $   476,910
--------------------------------------------------------------------
            Health Care Equipment -- 6.3%
 37,020     Abiomed, Inc.*                               $   695,236
  6,600     Covidien, Ltd.                                   363,000
 19,180     DexCom, Inc.*                                    302,469
  4,300     HeartWare International, Inc.*                   313,255
 10,620     Insulet Corp.*(b)                                223,870
                                                         -----------
                                                         $ 1,897,830
--------------------------------------------------------------------
            Health Care Supplies -- 0.8%
  6,080     Alere, Inc.*(b)                              $   243,200
--------------------------------------------------------------------
            Health Care Technology -- 0.7%
  4,300     WebMD Health Corp.*                          $   205,024
--------------------------------------------------------------------
            Managed Health Care -- 1.1%
  7,800     Healthspring, Inc.*                          $   342,030
                                                         -----------
            Total Health Care Equipment & Services       $ 3,164,994
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     17

--------------------------------------------------------------------------
 Shares                                                          Value
--------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 8.0%
            Biotechnology -- 4.2%
 23,900     Amarin Corp., Plc*                                 $   455,773
  5,790     Cubist Pharmaceuticals, Inc.*                          223,089
  3,500     Pharmasset, Inc.*                                      357,700
  4,400     Vertex Pharmaceuticals, Inc.*                          237,556
                                                               -----------
                                                               $ 1,274,118
--------------------------------------------------------------------------
            Pharmaceuticals -- 3.8%
  5,330     Hospira, Inc.*                                     $   294,696
 22,700     Pfizer, Inc.                                           486,915
  8,600     Salix Pharmaceuticals, Ltd.*                           344,258
                                                               -----------
                                                               $ 1,125,869
                                                               -----------
            Total Pharmaceuticals & Biotechnology              $ 2,399,987
--------------------------------------------------------------------------
            BANKS -- 5.3%
            Diversified Banks -- 1.0%
  8,300     Comerica, Inc.                                     $   299,713
--------------------------------------------------------------------------
            Regional Banks -- 4.3%
  8,700     CIT Group, Inc.*                                   $   385,671
  4,760     City National Corp.                                    268,131
     90     National Penn Bancshares, Inc.                             680
  7,550     Signature Bank, Inc.*                                  429,746
  8,280     Texas Capital Bancshares, Inc.*                        207,248
                                                               -----------
                                                               $ 1,291,476
                                                               -----------
            Total Banks                                        $ 1,591,189
--------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 4.3%
            Consumer Finance -- 2.0%
 11,300     Discover Financial Services, Inc.*                 $   270,745
  7,960     First Cash Financial Services, Inc.*                   332,330
                                                               -----------
                                                               $   603,075
--------------------------------------------------------------------------
            Diversified Finance Services -- 0.6%
  4,720     Citigroup, Inc.                                    $   194,228
--------------------------------------------------------------------------
            Investment Banking & Brokerage -- 1.7%
 23,510     TD Ameritrade Holding Corp.                        $   506,641
                                                               -----------
            Total Diversified Financials                       $ 1,303,944
--------------------------------------------------------------------------
            REAL ESTATE -- 4.0%
            Industrial Real Estate Investment Trust -- 1.3%
 23,180     First Potomac Realty Trust, Inc.                   $   388,960
--------------------------------------------------------------------------
            Office Real Estate Investment Trust -- 1.6%
  2,690     Alexandria Real Estate Equities, Inc.              $   222,033
 13,560     BioMed Property Trust, Inc.                            277,844
                                                               -----------
                                                               $   499,877
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

------------------------------------------------------------------------
 Shares                                                        Value
------------------------------------------------------------------------
            Retail Real Estate Investment Trust -- 1.1%
 60,640     Cedar Shopping Centers, Inc. (b)                 $   321,392
                                                             -----------
            Total Real Estate                                $ 1,210,229
------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 9.3%
            Application Software -- 4.6%
 20,600     Aspen Technology, Inc.*                          $   340,930
 49,970     Compuware Corp.*                                     509,194
 24,780     Nuance Communications, Inc.*                         544,169
                                                             -----------
                                                             $ 1,394,293
------------------------------------------------------------------------
            Internet Software & Services -- 2.4%
    620     Google, Inc.*                                    $   327,992
 23,910     Yahoo!, Inc.*                                        395,711
                                                             -----------
                                                             $   723,703
------------------------------------------------------------------------
            Systems Software -- 2.3%
 13,400     Oracle Corp.                                     $   458,548
 11,600     Radiation Systems, Inc.*                             243,600
                                                             -----------
                                                             $   702,148
                                                             -----------
            Total Software & Services                        $ 2,820,144
------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 2.7%
            Electronic Equipment & Instruments -- 0.7%
  6,070     Flir Systems, Inc.                               $   219,431
------------------------------------------------------------------------
            Office Electronics -- 1.2%
 36,800     Xerox Corp.                                      $   375,728
------------------------------------------------------------------------
            Technology Distributors -- 0.8%
  7,000     Synnex Corp.*                                    $   229,180
                                                             -----------
            Total Technology Hardware & Equipment            $   824,339
------------------------------------------------------------------------
            SEMICONDUCTORS -- 3.9%
            Semiconductor Equipment -- 1.7%
 12,940     ASM Lithography Holdings NV                      $   504,789
------------------------------------------------------------------------
            Semiconductors -- 2.2%
  6,320     Analog Devices, Inc.                             $   260,194
 47,000     Entropic Communications, Inc.*(b)                    418,300
                                                             -----------
                                                             $   678,494
                                                             -----------
            Total Semiconductors                             $ 1,183,283
------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 3.0%
            Integrated Telecommunication Services -- 1.0%
  8,100     Verizon Communications, Inc.                     $   299,133
------------------------------------------------------------------------
            Wireless Telecommunication Services -- 2.0%
 13,730     NII Holdings, Inc.*                              $   599,452
                                                             -----------
            Total Telecommunication Services                 $   898,585
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     19

------------------------------------------------------------------------------------
 Shares                                                                  Value
------------------------------------------------------------------------------------
               UTILITIES -- 3.4%
               Electric Utilities -- 1.5%
 12,900        Northeast Utilities Co.                                   $   454,596
------------------------------------------------------------------------------------
               Multi-Utilities -- 1.9%
 16,870        CMS Energy Corp.                                          $   336,384
  7,860        Wisconsin Energy Corp.                                        245,782
                                                                         -----------
                                                                         $   582,166
                                                                         -----------
               Total Utilities                                           $ 1,036,762
------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $24,090,234)                                        $29,931,827
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Principal
Amount ($)
------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 4.0%
               Securities Lending Collateral -- 4.0% (c)
               Certificates of Deposit:
   27,354      Bank of Nova Scotia, 0.30%, 6/11/12                       $    27,354
    6,839      Bank of Nova Scotia, 0.28%, 9/29/12                             6,839
   15,900      BBVA Group NY, 0.47%, 8/10/11                                  15,900
   23,935      BBVA Group NY, 1.19%, 7/26/11                                  23,935
   27,354      BNP Paribas Bank NY, 0.13%, 6/15/11                            27,354
    4,787      BNP Paribas Bank NY, 0.27%, 8/5/11                              4,787
   34,193      Canadian Imperial Bank of Commerce NY, 0.23%, 10/3/11          34,193
   27,354      DnB NOR Bank ASA NY, 0.18%, 8/10/11                            27,354
   34,193      DnB NOR Bank ASA NY, 0.24%, 6/7/11                             34,193
   17,096      National Australia Bank NY, 0.29%, 10/19/11                    17,096
   37,619      RaboBank Netherland NV NY, 0.31%, 4/2/12                       37,619
   20,516      Royal Bank of Canada NY, 0.35%, 12/2/11                        20,516
   34,193      Skandinav Enskilda Bank NY, 0.38%, 6/7/11                      34,193
   13,677      SOCGEN NY, 0.28%, 7/11/11                                      13,677
    6,839      SOCGEN NY, 0.26%, 7/14/11                                       6,839
   13,677      SOCGEN NY, 0.37%, 6/10/11                                      13,677
   23,935      Svenska NY, 0.20%, 7/19/11                                     23,935
   34,193      Westpac Banking Corp. NY, 0.35%, 12/6/11                       34,193
                                                                         -----------
                                                                         $   403,654
------------------------------------------------------------------------------------
               Commercial Paper:
   13,677      American Honda Finance, 0.34%, 1/11/12                    $    13,677
   13,683      American Honda Finance, 1.06%, 6/20/11                         13,683
   12,528      Australia & New Zealand Banking Group, 0.87%, 8/4/11           12,528
   17,096      BBVLON, 0.29%, 6/3/11                                          17,096
   34,187      BCSFUN, 0.25%, 6/24/11                                         34,187
    5,127      BCSFUN, 0.22%, 7/29/11                                          5,127
   34,181      CBAPP, 0.20%, 8/3/11                                           34,181
   34,721      Caterpillar Financial Services Corp., 1.06%, 6/24/11           34,721
   34,193      Federal Home Loan Bank, 0.28%, 6/1/11                          34,193

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

---------------------------------------------------------------------------------
Principal
Amount ($)                                                             Value
---------------------------------------------------------------------------------
                 Commercial Paper -- (continued)
     3,419       General Electric Capital Corp., 0.39%, 6/6/11        $     3,419
     3,765       General Electric Capital Corp., 0.44%, 11/21/11            3,765
    27,345       HSBC, 0.17%, 8/9/11                                       27,345
     5,130       JPMorgan Chase & Co., 1.06%, 6/13/11                       5,130
    30,773       JPMorgan Chase & Co., 0.30%, 5/18/12                      30,773
    17,096       NABPP, 0.25%, 6/1/11                                      17,096
    27,344       NORDNA, 0.27%, 7/18/11                                    27,344
    27,347       PARFIN, 0.25%, 7/11/11                                    27,347
    17,096       Royal Bank of Canada NY, 0.30%, 6/1/12                    17,096
    17,089       SANCPU, 0.39%, 7/11/11                                    17,089
    20,509       SANCPU, 0.73%, 6/17/11                                    20,509
    17,096       SANCPU, 0.68%, 6/1/11                                     17,096
    23,914       SEB, 0.30%, 9/12/11                                       23,914
    17,096       SOCNAM, 0.17%, 6/2/11                                     17,096
    34,193       Toyota Motor Credit Corp., 0.35%, 9/8/11                  34,193
    10,267       Wachovia, 0.46%, 3/1/12                                   10,267
    13,681       Wachovia, 0.41%, 10/15/11                                 13,681
     6,843       Wells Fargo & Co., 0.36%, 1/24/12                          6,843
                                                                      -----------
                                                                      $   519,396
---------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
    64,407       Barclays Capital Plc, 0.11%, 6/1/11                  $    64,407
    34,193       HSBC Bank USA NA, 0.11%, 6/1/11                           34,193
    68,385       RBS Securities, Inc., 0.11%, 6/1/11                       68,385
                                                                      -----------
                                                                      $   166,985
---------------------------------------------------------------------------------
Shares
---------------------------------------------------------------------------------
                 Money Market Mutual Funds:
    54,707       Dreyfus Preferred Money Market Fund                  $    54,707
    54,708       Fidelity Prime Money Market Fund                          54,708
                                                                      -----------
                                                                      $   109,415
                                                                      -----------
                 Total Securities Lending Collateral                  $ 1,199,450
---------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $1,199,450)                                    $ 1,199,450
---------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 103.1%
                 (Cost $25,289,624) (a)                               $31,131,277
---------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (3.1)%               $  (934,025)
---------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                           $30,197,252
=================================================================================

*       Non-income producing security.

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     21

(a) At May 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $25,632,790 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $5,675,369
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (176,882)
                                                                                    ----------
       Net unrealized gain                                                          $5,498,487
                                                                                    ==========

(b)     At May 31, 2011, the following securities were out on loan:

------------------------------------------------------------------------------------------
        Shares                Security                                          Value
------------------------------------------------------------------------------------------
         5,000                Alere, Inc.*                                      $  200,000
         8,600                Brunswick Corp.                                      186,448
           500                Cedar Shopping Centers, Inc.                           2,650
        46,500                Entropic Communications, Inc.*                       413,850
        10,500                Insulet Corp.*                                       221,340
         6,800                Textron, Inc.                                        155,584
------------------------------------------------------------------------------------------
                              Total                                             $1,179,872
==========================================================================================

(c)     Securities lending collateral is managed by Credit Suisse AG, New York
        Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2011 aggregated $13,074,607 and $15,426,982, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets:


------------------------------------------------------------------------------------------
                                Level 1          Level 2         Level 3       Total
------------------------------------------------------------------------------------------
 Common Stocks                  $29,931,827      $       --      $    --       $29,931,827
 Temporary Cash Investments              --       1,090,035           --         1,090,035
 Money Market Mutual Funds          109,415              --           --           109,415
------------------------------------------------------------------------------------------
 Total                          $30,041,242      $1,090,035      $    --       $31,131,277
==========================================================================================


The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Statement of Assets and Liabilities | 5/31/11 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
   $1,179,872) (cost $25,289,624)                                       $31,131,277
  Cash                                                                      433,108
  Receivables --
   Investment securities sold                                               173,352
   Fund shares sold                                                           3,473
   Dividends                                                                 29,588
   Due from Pioneer Investment Management, Inc.                              12,587
  Other                                                                      26,024
-----------------------------------------------------------------------------------
     Total assets                                                       $31,809,409
-----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $   270,744
   Fund shares repurchased                                                   96,122
   Upon return of securities loaned                                       1,199,450
  Due to affiliates                                                          14,090
  Accrued expenses                                                           31,751
-----------------------------------------------------------------------------------
     Total liabilities                                                  $ 1,612,157
-----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $32,955,641
  Accumulated net investment loss                                           (77,552)
  Accumulated net realized loss on investments                           (8,522,490)
  Net unrealized gain on investments                                      5,841,653
-----------------------------------------------------------------------------------
     Total net assets                                                   $30,197,252
===================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $19,870,674/1,522,074 shares)                       $     13.06
  Class B (based on $3,116,781/251,018 shares)                          $     12.42
  Class C (based on $7,209,797/579,506 shares)                          $     12.44
MAXIMUM OFFERING PRICE:
  Class A ($13.06 [divided by] 94.25% )                                 $     13.86
===================================================================================


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     23

Statement of Operations (unaudited)

For the Six Months Ended 5/31/11



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,760)       $160,344
  Interest                                                        14
  Income from securities loaned, net                           1,612
-------------------------------------------------------------------------------------
     Total investment income                                               $  161,970
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $114,526
  Transfer agent fees and expenses
   Class A                                                    22,173
   Class B                                                     6,032
   Class C                                                     7,731
  Distribution fees
   Class A                                                    24,604
   Class B                                                    15,749
   Class C                                                    38,537
  Shareholder communications expense                          15,553
  Administrative reimbursements                                4,599
  Custodian fees                                               4,221
  Registration fees                                           20,859
  Professional fees                                           23,944
  Printing expense                                             8,157
  Fees and expenses of nonaffiliated trustees                  3,733
  Miscellaneous                                                1,640
-------------------------------------------------------------------------------------
     Total expenses                                                        $  312,058
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (72,324)
-------------------------------------------------------------------------------------
     Net expenses                                                          $  239,734
-------------------------------------------------------------------------------------
       Net investment loss                                                 $  (77,764)
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments:                                        $3,020,385
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $2,147,718
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $5,168,103
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $5,090,339
=====================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Statements of Changes in Net Assets

For the Six Months Ended 5/31/11 and the Year Ended 11/30/10, respectively


-----------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            5/31/11           Year Ended
                                                            (unaudited)       11/30/10
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $   (77,764)      $   (89,779)
Net realized gain on investments                              3,020,385         3,301,654
Change in net unrealized gain on investments                  2,147,718         1,688,664
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 5,090,339       $ 4,900,539
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 5,413,312       $12,110,787
Cost of shares repurchased                                   (8,007,061)      (12,131,028)
-----------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                           $(2,593,749)      $   (20,241)
-----------------------------------------------------------------------------------------
   Net increase in net assets                               $ 2,496,590       $ 4,880,298
NET ASSETS:
Beginning of period                                          27,700,662        22,820,364
-----------------------------------------------------------------------------------------
End of period                                               $30,197,252       $27,700,662
-----------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)      $   (77,552)      $       212
=========================================================================================


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     25

---------------------------------------------------------------------------------------------
                                 '11 Shares        '11 Amount       '10 Shares     '10 Amount
                                 (unaudited)       (unaudited)
---------------------------------------------------------------------------------------------
Class A
Shares sold                        351,622        $  4,253,602         920,444     $9,325,074
Less shares repurchased           (458,691)         (5,589,307)       (809,642)    (8,124,064)
---------------------------------------------------------------------------------------------
   Net increase (decrease)        (107,069)       $ (1,335,705)        110,802     $1,201,010
=============================================================================================
Class B
Shares sold                         24,049        $    281,879          50,527     $  504,177
Less shares repurchased            (57,025)           (670,339)       (138,567)    (1,326,249)
---------------------------------------------------------------------------------------------
   Net decrease                    (32,976)       $   (388,460)        (88,040)    $ (822,072)
=============================================================================================
Class C
Shares sold                         76,135        $    877,831         229,674     $2,281,536
Less shares repurchased           (144,167)         (1,747,415)       (279,772)    (2,680,715)
---------------------------------------------------------------------------------------------
   Net decrease                    (68,032)       $   (869,584)        (50,098)    $ (399,179)
=============================================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Financial Highlights

--------------------------------------------------------------------------------------------------------------
                                                                      Six Months
                                                                      Ended
                                                                      5/31/11        Year Ended     Year Ended
                                                                      (unaudited)    11/30/10       11/30/09
--------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                  $ 10.99        $  8.95        $  6.78
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $ (0.01)       $ (0.01)       $  0.03(a)
 Net realized and unrealized gain (loss) on investments                  2.08           2.05           2.14
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $  2.07        $  2.04        $  2.17
Distributions to shareowners:
 Net investment income                                                     --             --             --
 Net realized gain                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $  2.07        $  2.04        $  2.17
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 13.06        $ 10.99        $  8.95
==============================================================================================================
Total return*                                                           18.84%         22.79%         32.01%
Ratio of net expenses to average net assets+                             1.25%**        1.25%          1.25%
Ratio of net investment income (loss) to average net assets+            (0.18)%**      (0.04)%         0.37%
Portfolio turnover rate                                                    88%**         100%           110%
Net assets, end of period (in thousands)                              $19,870        $17,906        $13,583
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            1.76%**        2.09%          2.31%
 Net investment loss                                                    (0.69)%**      (0.88)%        (0.69)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            1.25%**        1.25%          1.25%
 Net investment income (loss)                                           (0.18)%**      (0.04)%         0.37%
==============================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                      Year Ended     Year Ended     Year Ended
                                                                      11/30/08       11/30/07       11/30/06
--------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                  $ 12.59        $ 12.51        $ 10.95
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $  0.04        $ (0.02)       $  0.05
 Net realized and unrealized gain (loss) on investments                 (5.84)          1.32           2.14
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $ (5.80)       $  1.30        $  2.19
Distributions to shareowners:
 Net investment income                                                     --             --          (0.09)
 Net realized gain                                                      (0.01)         (1.22)         (0.54)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $ (5.81)       $  0.08        $  1.56
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  6.78        $ 12.59        $ 12.51
==============================================================================================================
Total return*                                                          (46.09)%        10.73%         20.26%
Ratio of net expenses to average net assets+                             1.26%          1.26%          1.25%
Ratio of net investment income (loss) to average net assets+             0.24%         (0.19)%         0.48%
Portfolio turnover rate                                                    96%            94%            64%
Net assets, end of period (in thousands)                              $11,817        $47,515        $25,549
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            1.69%          1.38%          1.58%
 Net investment loss                                                    (0.19)%        (0.31)%         0.15%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            1.25%          1.25%          1.25%
 Net investment income (loss)                                            0.25%         (0.18)%         0.48%
==============================================================================================================

(a) The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     27

--------------------------------------------------------------------------------------------------------------
                                                                      Six Months
                                                                      Ended
                                                                      5/31/11        Year Ended     Year Ended
                                                                      (unaudited)    11/30/10       11/30/09
--------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                  $ 10.50        $  8.63        $  6.59
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.07)       $ (0.10)       $ (0.04)
 Net realized and unrealized gain (loss) on investments                  1.99           1.97           2.08
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $  1.92        $  1.87        $  2.04
Distributions to shareowners:
 Net realized gain                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $  1.92        $  1.87        $  2.04
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.42        $ 10.50        $  8.63
==============================================================================================================
Total return*                                                           18.29%         21.67%         30.96%
Ratio of net expenses to average net assets+                             2.15%**        2.15%          2.15%
Ratio of net investment loss to average net assets+                     (1.09)%**      (0.95)%        (0.49)%
Portfolio turnover rate                                                    88%**         100%           110%
Net assets, end of period (in thousands)                              $ 3,117        $ 2,982        $ 3,209
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            2.71%**        2.97%          3.10%
 Net investment loss                                                    (1.65)%**     (1.77)%         (1.44)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            2.15%**        2.15%          2.15%
 Net investment loss                                                    (1.09)%**      (0.95)%        (0.49)%
==============================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                      Year Ended     Year Ended     Year Ended
                                                                      11/30/08       11/30/07       11/30/06
--------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                  $ 12.36        $ 12.41        $ 10.88
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.09)       $ (0.10)       $ (0.04)
 Net realized and unrealized gain (loss) on investments                 (5.67)          1.27           2.11
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $ (5.76)       $  1.17        $  2.07
Distributions to shareowners:
 Net realized gain                                                      (0.01)         (1.22)         (0.54)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $ (5.77)       $ (0.05)       $  1.53
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  6.59        $ 12.36        $ 12.41
==============================================================================================================
Total return*                                                          (46.62)%         9.77%         19.15%
Ratio of net expenses to average net assets+                             2.16%          2.16%          2.09%
Ratio of net investment loss to average net assets+                     (0.64)%        (1.09)%        (0.37)%
Portfolio turnover rate                                                    96%            94%            64%
Net assets, end of period (in thousands)                              $ 3,357        $11,575        $ 5,813
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            2.54%          2.19%          2.41%
 Net investment loss                                                    (1.02)%        (1.12)%        (0.69)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            2.15%          2.15%          2.08%
 Net investment loss                                                    (0.63)%        (1.08)%        (0.36)%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

--------------------------------------------------------------------------------------------------------------
                                                                      Six Months
                                                                      Ended
                                                                      5/31/11        Year Ended     Year Ended
                                                                      (unaudited)    11/30/10       11/30/09
--------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                  $ 10.52        $  8.64        $  6.60
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.07)       $ (0.09)       $ (0.04)
 Net realized and unrealized gain (loss) on investments                  1.99           1.97           2.08
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $  1.92        $  1.88        $  2.04
Distributions to shareowners:
 Net realized gain                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $  1.92        $  1.88        $  2.04
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.44        $ 10.52        $  8.64
==============================================================================================================
Total return*                                                           18.25%         21.76%         30.91%
Ratio of net expenses to average net assets+                             2.15%**        2.15%          2.15%
Ratio of net investment loss to average net assets+                     (1.10)%**      (0.94)%        (0.51)%
Portfolio turnover rate                                                    88%**         100%           110%
Net assets, end of period (in thousands)                              $ 7,210        $ 6,813        $ 6,028
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            2.50%**        2.84%          3.03%
 Net investment loss                                                    (1.45)%**      (1.63)%        (1.39)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            2.15%**        2.15%          2.15%
 Net investment loss                                                    (1.10)%**      (0.94)%        (0.51)%
==============================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                      Year Ended     Year Ended     Year Ended
                                                                      11/30/08       11/30/07       11/30/06
--------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                  $ 12.37        $ 12.42        $ 10.87
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                  $ (0.10)       $ (0.11)       $ (0.03)
 Net realized and unrealized gain (loss) on investments                 (5.66)          1.28           2.12
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                  $ (5.76)       $  1.17        $  2.09
Distributions to shareowners:
 Net realized gain                                                      (0.01)         (1.22)         (0.54)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $ (5.77)       $ (0.05)       $  1.55
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  6.60        $ 12.37        $ 12.42
==============================================================================================================
Total return*                                                          (46.59)%         9.77%         19.36%
Ratio of net expenses to average net assets+                             2.16%          2.13%          2.03%
Ratio of net investment loss to average net assets+                     (0.65)%        (1.02)%        (0.30)%
Portfolio turnover rate                                                    96%            94%            64%
Net assets, end of period (in thousands)                              $ 6,342        $22,498        $16,880
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                            2.45%          2.15%          2.35%
 Net investment loss                                                    (0.94)%        (1.04)%        (0.62)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                            2.15%          2.12%          2.02%
 Net investment loss                                                    (0.64)%        (1.01)%        (0.29)%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     29

Notes to Financial Statements | 5/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

Investing in small and mid-sized companies may offer the potential for higher returns, but such companies are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or


30    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11
changes in real estate tax laws. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At May 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     31

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. There were no distributions paid during the year ended November 30, 2010.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:


        -----------------------------------------------------------------------
                                                                          2010
        -----------------------------------------------------------------------
        Distributable earnings:
        Capital loss carryforward                                 $ (11,199,497)
        Unrealized appreciation                                       3,350,769
        -----------------------------------------------------------------------
           Total                                                  $  (7,848,728)
        =======================================================================


   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships and REIT holdings.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.


32    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

   (UniCredit), earned $2,771 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2011.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
   Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     33
   may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended May 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Expenses waived during the six months ended May 31, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2012 for Class A, Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,662 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2011, such out-of-pocket expenses by class of shares were as follows:


34    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $ 8,990
Class B                                                                    2,117
Class C                                                                    4,446
--------------------------------------------------------------------------------
   Total                                                                 $15,553
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,768 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2011.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,660 in distribution fees payable to PFD at May 31, 2011.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2011, CDSCs in the amount of $1,645 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2011, the Fund's expenses were not reduced under such arrangements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     35

Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


36    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

Trustees, Officers and Service Providers

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Daniel K. Kingsbury, Executive
Mary K. Bush                                    Vice President
Benjamin M. Friedman                          Mark E. Bradley, Treasurer
Margaret B.W. Graham                          Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     37

                            This page for your notes.


38    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

                            This page for your notes.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     39

                            This page for your notes.


40    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

                            This page for your notes.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     41

                            This page for your notes.


42    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

                            This page for your notes.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11     43

                            This page for your notes.


44    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2011

* Print the name and title of each signing officer under his or her signature.